RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF PROMISSORY NOTES EXECUTED	Promissory Notes Executed:
March 3, 2025	$60,000
March 28, 2025	$75,000
April 22, 2025	$25,000
April 30, 2025	$75,000
May 30, 2025	$77,300
June 9, 2025	$28,000
June 30, 2025	$50,000
$415,300